UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-21598)

Exact name of registrant as specified in charter:	Putnam RetirementReady Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2012

Date of reporting period:	October 31, 2011

Item 1. Schedule of Investments:

	Putnam RetirementReady Funds

	The fund's portfolios
	10/31/11 (Unaudited)
	Putnam RetirementReady 2055 Fund	Shares	Value

	Absolute Return Funds (9.4%)*

	Putnam Absolute Return 100 Fund (Class Y)	75	$763

	Putnam Absolute Return 300 Fund (Class Y)	—	—

	Putnam Absolute Return 500 Fund (Class Y)	314	3,439

	Putnam Absolute Return 700 Fund (Class Y)	1,036	11,788

	Total Absolute Return Funds (cost $15,839)		$15,990
	Asset Allocation Funds (90.3%)*

	Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

	Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

	Putnam Asset Allocation: Equity Portfolio (Class Y)	11,474	126,448

	Putnam Asset Allocation: Growth Portfolio (Class Y)	2,264	27,140

	Total Asset Allocation Funds (cost $146,101)		$153,588
	Fixed Income Funds (0.3%)*

	Putnam Money Market Fund (Class A)	591	$591

	Total Fixed Income Funds (cost $591)		$591

	Total Investments (cost $162,531)(a)		$170,169
*	Percentages indicated are based on net assets of $170,125

	Putnam RetirementReady Funds

	The fund's portfolios
	10/31/11 (Unaudited)
	Putnam RetirementReady 2050 Fund	Shares	Value

	Absolute Return Funds (9.6%)*

	Putnam Absolute Return 100 Fund (Class Y)	3,947	$40,260

	Putnam Absolute Return 300 Fund (Class Y)	—	—

	Putnam Absolute Return 500 Fund (Class Y)	11,853	129,671

	Putnam Absolute Return 700 Fund (Class Y)	39,065	444,556

	Total Absolute Return Funds (cost $618,070)		$614,487
	Asset Allocation Funds (90.0%)*

	Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

	Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

	Putnam Asset Allocation: Equity Portfolio (Class Y)	417,183	4,597,353

	Putnam Asset Allocation: Growth Portfolio (Class Y)	96,184	1,153,249

	Total Asset Allocation Funds (cost $6,028,047)		$5,750,602
	Fixed Income Funds (0.4%)*

	Putnam Money Market Fund (Class A)	25,138	$25,138

	Total Fixed Income Funds (cost $25,138)		$25,138

	Total Investments (cost $6,671,255)(a)		$6,390,227
*	Percentages indicated are based on net assets of $6,388,968

	Putnam RetirementReady Funds

	The fund's portfolios
	10/31/11 (Unaudited)
	Putnam RetirementReady 2045 Fund	Shares	Value

	Absolute Return Funds (10.1%)*

	Putnam Absolute Return 100 Fund (Class Y)	11,413	$116,412

	Putnam Absolute Return 300 Fund (Class Y)	—	—

	Putnam Absolute Return 500 Fund (Class Y)	18,490	202,281

	Putnam Absolute Return 700 Fund (Class Y)	60,968	693,818

	Total Absolute Return Funds (cost $1,016,764)		$1,012,511
	Asset Allocation Funds (89.5%)*

	Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

	Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

	Putnam Asset Allocation: Equity Portfolio (Class Y)	513,075	5,654,088

	Putnam Asset Allocation: Growth Portfolio (Class Y)	274,273	3,288,529

	Total Asset Allocation Funds (cost $9,310,127)		$8,942,617
	Fixed Income Funds (0.4%)*

	Putnam Money Market Fund (Class A)	38,192	$38,192

	Total Fixed Income Funds (cost $38,192)		$38,192

	Total Investments (cost $10,365,083)(a)		$9,993,320
*	Percentages indicated are based on net assets of $9,991,217

	Putnam RetirementReady Funds

	The fund's portfolios
	10/31/11 (Unaudited)
	Putnam RetirementReady 2040 Fund	Shares	Value

	Absolute Return Funds (11.0%)*

	Putnam Absolute Return 100 Fund (Class Y)	27,760	$283,156

	Putnam Absolute Return 300 Fund (Class Y)	—	—

	Putnam Absolute Return 500 Fund (Class Y)	26,584	290,828

	Putnam Absolute Return 700 Fund (Class Y)	87,664	997,618

	Total Absolute Return Funds (cost $1,579,675)		$1,571,602
	Asset Allocation Funds (88.7%)*

	Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

	Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

	Putnam Asset Allocation: Equity Portfolio (Class Y)	494,286	5,447,033

	Putnam Asset Allocation: Growth Portfolio (Class Y)	604,752	7,250,972

	Total Asset Allocation Funds (cost $12,980,404)		$12,698,005
	Fixed Income Funds (0.4%)*

	Putnam Money Market Fund (Class A)	51,145	$51,145

	Total Fixed Income Funds (cost $51,145)		$51,145

	Total Investments (cost $14,611,224)(a)		$14,320,752
*	Percentages indicated are based on net assets of $14,320,442

	Putnam RetirementReady Funds

	The fund's portfolios
	10/31/11 (Unaudited)
	Putnam RetirementReady 2035 Fund	Shares	Value

	Absolute Return Funds (14.0%)*

	Putnam Absolute Return 100 Fund (Class Y)	51,670	$527,033

	Putnam Absolute Return 300 Fund (Class Y)	4,055	42,295

	Putnam Absolute Return 500 Fund (Class Y)	75,126	821,881

	Putnam Absolute Return 700 Fund (Class Y)	162,512	1,849,384

	Total Absolute Return Funds (cost $3,252,585)		$3,240,593
	Asset Allocation Funds (84.7%)*

	Putnam Asset Allocation: Balanced Portfolio (Class Y)	40,290	$433,113

	Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

	Putnam Asset Allocation: Equity Portfolio (Class Y)	294,336	3,243,585

	Putnam Asset Allocation: Growth Portfolio (Class Y)	1,330,238	15,949,558

	Total Asset Allocation Funds (cost $19,659,590)		$19,626,256
	Fixed Income Funds (1.3%)*

	Putnam Money Market Fund (Class A)	300,908	$300,908

	Total Fixed Income Funds (cost $300,908)		$300,908

	Total Investments (cost $23,213,083)(a)		$23,167,757
*	Percentages indicated are based on net assets of $23,162,839

	Putnam RetirementReady Funds

	The fund's portfolios
	10/31/11 (Unaudited)
	Putnam RetirementReady 2030 Fund	Shares	Value

	Absolute Return Funds (19.6%)*

	Putnam Absolute Return 100 Fund (Class Y)	78,456	$800,251

	Putnam Absolute Return 300 Fund (Class Y)	46,738	487,475

	Putnam Absolute Return 500 Fund (Class Y)	139,539	1,526,561

	Putnam Absolute Return 700 Fund (Class Y)	288,131	3,278,933

	Total Absolute Return Funds (cost $6,128,200)		$6,093,220
	Asset Allocation Funds (78.0%)*

	Putnam Asset Allocation: Balanced Portfolio (Class Y)	455,852	$4,900,405

	Putnam Asset Allocation: Conservative Portfolio (Class Y)	—	—

	Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

	Putnam Asset Allocation: Growth Portfolio (Class Y)	1,614,949	19,363,235

	Total Asset Allocation Funds (cost $24,099,394)		$24,263,640
	Fixed Income Funds (2.5%)*

	Putnam Money Market Fund (Class A)	776,864	$776,864

	Total Fixed Income Funds (cost $776,864)		$776,864

	Total Investments (cost $31,004,458)(a)		$31,133,724
*	Percentages indicated are based on net assets of $31,126,106

	Putnam RetirementReady Funds

	The fund's portfolios
	10/31/11 (Unaudited)
	Putnam RetirementReady 2025 Fund	Shares	Value

	Absolute Return Funds (27.7%)*

	Putnam Absolute Return 100 Fund (Class Y)	126,535	$1,290,661

	Putnam Absolute Return 300 Fund (Class Y)	163,363	1,703,880

	Putnam Absolute Return 500 Fund (Class Y)	213,663	2,337,471

	Putnam Absolute Return 700 Fund (Class Y)	416,452	4,739,219

	Total Absolute Return Funds (cost $10,155,915)		$10,071,231
	Asset Allocation Funds (68.8%)*

	Putnam Asset Allocation: Balanced Portfolio (Class Y)	1,471,124	$15,814,580

	Putnam Asset Allocation: Conservative Portfolio (Class Y)	38,551	354,283

	Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

	Putnam Asset Allocation: Growth Portfolio (Class Y)	738,044	8,849,152

	Total Asset Allocation Funds (cost $24,898,528)		$25,018,015
	Fixed Income Funds (3.5%)*

	Putnam Money Market Fund (Class A)	1,262,176	$1,262,176

	Total Fixed Income Funds (cost $1,262,176)		$1,262,176

	Total Investments (cost $36,316,619)(a)		$36,351,422
*	Percentages indicated are based on net assets of $36,342,923

	Putnam RetirementReady Funds

	The fund's portfolios
	10/31/11 (Unaudited)
	Putnam RetirementReady 2020 Fund	Shares	Value

	Absolute Return Funds (37.8%)*

	Putnam Absolute Return 100 Fund (Class Y)	162,805	$1,660,610

	Putnam Absolute Return 300 Fund (Class Y)	290,681	3,031,801

	Putnam Absolute Return 500 Fund (Class Y)	364,497	3,987,598

	Putnam Absolute Return 700 Fund (Class Y)	394,691	4,491,579

	Total Absolute Return Funds (cost $13,325,915)		$13,171,588
	Asset Allocation Funds (57.5%)*

	Putnam Asset Allocation: Balanced Portfolio (Class Y)	1,591,411	$17,107,666

	Putnam Asset Allocation: Conservative Portfolio (Class Y)	319,920	2,940,069

	Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

	Putnam Asset Allocation: Growth Portfolio (Class Y)	—	—

	Total Asset Allocation Funds (cost $20,032,056)		$20,047,735
	Fixed Income Funds (4.7%)*

	Putnam Money Market Fund (Class A)	$1,631,203	$1,631,203

	Total Fixed Income Funds (cost $1,631,203)		$1,631,203

	Total Investments (cost $34,989,174)(a)		$34,850,526
*	Percentages indicated are based on net assets of $34,841,097

	Putnam RetirementReady Funds

	The fund's portfolios
	10/31/11 (Unaudited)
	Putnam RetirementReady 2015 Fund	Shares	Value

	Absolute Return Funds (48.9%)*

	Putnam Absolute Return 100 Fund (Class Y)	169,609	$1,730,016

	Putnam Absolute Return 300 Fund (Class Y)	355,581	3,708,710

	Putnam Absolute Return 500 Fund (Class Y)	534,860	5,851,365

	Putnam Absolute Return 700 Fund (Class Y)	176,495	2,008,515

	Total Absolute Return Funds (cost $13,436,158)		$13,298,606
	Asset Allocation Funds (45.4%)*

	Putnam Asset Allocation: Balanced Portfolio (Class Y)	520,959	$5,600,311

	Putnam Asset Allocation: Conservative Portfolio (Class Y)	733,577	6,741,571

	Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

	Putnam Asset Allocation: Growth Portfolio (Class Y)	—	—

	Total Asset Allocation Funds (cost $12,298,098)		$12,341,882
	Fixed Income Funds (5.7%)*

	Putnam Money Market Fund (Class A)	1,545,935	$1,545,935

	Total Fixed Income Funds (cost $1,545,935)		$1,545,935

	Total Investments (cost $27,280,191)(a)		$27,186,423
*	Percentages indicated are based on net assets of $27,178,525

	Putnam RetirementReady Funds

	The fund's portfolios
	10/31/11 (Unaudited)
	Putnam Retirement Income Fund Lifestyle 1	Shares	Value

	Absolute Return Funds (59.6%)*

	Putnam Absolute Return 100 Fund (Class Y)	190,669	$1,944,828

	Putnam Absolute Return 300 Fund (Class Y)	436,390	4,551,543

	Putnam Absolute Return 500 Fund (Class Y)	607,482	6,645,853

	Putnam Absolute Return 700 Fund (Class Y)	—	—

	Total Absolute Return Funds (cost $13,335,592)		$13,142,224
	Asset Allocation Funds (34.6%)*

	Putnam Asset Allocation: Balanced Portfolio (Class Y)	—	$—

	Putnam Asset Allocation: Conservative Portfolio (Class Y)	831,294	7,639,590

	Putnam Asset Allocation: Equity Portfolio (Class Y)	—	—

	Putnam Asset Allocation: Growth Portfolio (Class Y)	—	—

	Total Asset Allocation Funds (cost $7,555,293)		$7,639,590
	Fixed Income Funds (5.8%)*

	Putnam Money Market Fund (Class A)	1,278,167	$1,278,167

	Total Fixed Income Funds (cost $1,278,167)		$1,278,167

	Total Investments (cost $22,169,052)(a)		$22,059,981
*	Percentages indicated are based on net assets of $22,054,797

Notes to the Fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2011 through October 31, 2011 (the reporting period).
(a)The aggregate identified cost on a tax basis as of the reporting period ended were as follows:
				Cost for
			Net	Federal
	Unrealized	Unrealized	Unrealized	Income Tax
	Appreciation	(Depreciation)	Appreciation / (Depreciation)	Purposes

Putnam RetirementReady 2055 Fund	$6,148	$(117)	$6,031	$164,138
Putnam RetirementReady 2050 Fund	77,475	(496,080)	(418,605)	6,808,832
Putnam RetirementReady 2045 Fund	119,596	(681,139)	(561,543)	10,554,863
Putnam RetirementReady 2040 Fund	208,326	(757,818)	(549,492)	14,870,244
Putnam RetirementReady 2035 Fund	344,534	(524,934)	(180,400)	23,348,157
Putnam RetirementReady 2030 Fund	699,615	(570,371)	129,244	31,004,480
Putnam RetirementReady 2025 Fund	611,315	(576,531)	34,784	36,316,638
Putnam RetirementReady 2020 Fund	412,612	(551,260)	(138,648)	34,989,174
Putnam RetirementReady 2015 Fund	191,697	(285,474)	(93,777)	27,280,200
Putnam Retirement Income Fund Lifestyle 1	164,172	(273,268)	(109,096)	22,169,077
Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam Funds in which it invests, which are classified as Level 1. The NAVs of the underlying Putnam Funds are determined based on the policies contained in each underlying Putnam Fund’s financial statements. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
Transactions with affiliated issuers
Putnam RetirementReady 2055 Fund
Affiliates	Market value at beginning of reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at end of reporting period

Putnam Absolute Return 100 Fund	$1,318	$1,207	$1,736	$—	$—	$763
Putnam Absolute Return 300 Fund	—	—	—	—	—	—
Putnam Absolute Return 500 Fund	5,819	5,312	7,482	—	—	3,439
Putnam Absolute Return 700 Fund	19,831	18,110	25,276	—	—	11,788
Putnam Dynamic Asset Allocation Balanced Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund	190,948	180,570	224,051	—	—	126,448
Putnam Dynamic Asset Allocation Growth Fund	41,923	38,634	49,222	—	—	27,140
Putnam Money Market Fund	1,092	1,311	1,812	—	—	591

Totals	$260,931	$245,144	$309,579	$—	$—	$170,169
Market values are shown for those securities affiliated at period end.
Putnam RetirementReady 2050 Fund
Affiliates	Market value at beginning of reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at end of reporting period

Putnam Absolute Return 100 Fund	$56,158	$6,037	$20,927	$—	$—	$40,260
Putnam Absolute Return 300 Fund	—	—	—	—	—	—
Putnam Absolute Return 500 Fund	176,674	18,971	61,095	—	—	129,671
Putnam Absolute Return 700 Fund	601,780	64,675	202,229	—	—	444,556
Putnam Dynamic Asset Allocation Balanced Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund	5,739,955	623,148	1,332,830	—	—	4,597,353
Putnam Dynamic Asset Allocation Growth Fund	1,264,617	284,250	321,415	—	—	1,153,249
Putnam Money Market Fund	36,289	4,936	16,087	1	—	25,138

Totals	$7,875,473	$1,002,017	$1,954,583	$1	$—	$6,390,227
Market values are shown for those securities affiliated at period end.
Putnam RetirementReady 2045 Fund
Affiliates	Market value at beginning of reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at end of reporting period

Putnam Absolute Return 100 Fund	$195,863	$10,681	$86,671	$—	$—	$116,412
Putnam Absolute Return 300 Fund	—	—	—	—	—	—
Putnam Absolute Return 500 Fund	359,457	19,015	165,374	—	—	202,281
Putnam Absolute Return 700 Fund	1,224,426	64,824	551,738	—	—	693,818
Putnam Dynamic Asset Allocation Balanced Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund	9,366,189	497,206	3,363,014	—	—	5,654,088
Putnam Dynamic Asset Allocation Growth Fund	4,825,995	655,886	1,835,188	—	—	3,288,529
Putnam Money Market Fund	74,660	4,980	41,448	1	—	38,192

Totals	$16,046,590	$1,252,592	$6,043,433	$1	$—	$9,993,320
Market values are shown for those securities affiliated at period end.
Putnam RetirementReady 2040 Fund
Affiliates	Market value at beginning of reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at end of reporting period

Putnam Absolute Return 100 Fund	$503,885	$29,839	$241,518	$—	$—	$283,156
Putnam Absolute Return 300 Fund	—	—	—	—	—	—
Putnam Absolute Return 500 Fund	554,867	32,056	278,655	—	—	290,828
Putnam Absolute Return 700 Fund	1,890,069	109,280	931,222	—	—	997,618
Putnam Dynamic Asset Allocation Balanced Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund	10,064,680	581,926	4,213,735	—	—	5,447,033
Putnam Dynamic Asset Allocation Growth Fund	11,669,783	1,464,398	4,942,213	—	—	7,250,972
Putnam Money Market Fund	115,282	9,045	73,182	1	—	51,145

Totals	$24,798,566	$2,226,544	$10,680,525	$1	$—	$14,320,752
Market values are shown for those securities affiliated at period end.
Putnam RetirementReady 2035 Fund
Affiliates	Market value at beginning of reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at end of reporting period

Putnam Absolute Return 100 Fund	$904,340	$51,778	$412,907	$—	$—	$527,033
Putnam Absolute Return 300 Fund	—	63,155	21,090	—	—	42,295
Putnam Absolute Return 500 Fund	1,303,699	76,351	520,360	—	—	821,881
Putnam Absolute Return 700 Fund	2,894,827	170,167	1,116,553	—	—	1,849,384
Putnam Dynamic Asset Allocation Balanced Fund	—	599,979	200,359	—	—	433,113
Putnam Dynamic Asset Allocation Conservative Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund	5,880,939	316,942	2,369,512	—	—	3,243,585
Putnam Dynamic Asset Allocation Growth Fund	24,246,587	1,750,365	8,120,988	—	—	15,949,558
Putnam Money Market Fund	455,562	40,846	195,500	8	—	300,908

Totals	$35,685,954	$3,069,583	$12,957,269	$8	$—	$23,167,757
Market values are shown for those securities affiliated at period end.
Putnam RetirementReady 2030 Fund
Affiliates	Market value at beginning of reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at end of reporting period

Putnam Absolute Return 100 Fund	$1,178,533	$79,128	$436,726	$—	$—	$800,251
Putnam Absolute Return 300 Fund	565,218	194,048	254,180	—	—	487,475
Putnam Absolute Return 500 Fund	2,359,702	152,865	920,782	—	—	1,526,561
Putnam Absolute Return 700 Fund	4,951,458	323,443	1,835,891	—	—	3,278,933
Putnam Dynamic Asset Allocation Balanced Fund	4,681,172	2,672,029	2,338,429	22,712	—	4,900,405
Putnam Dynamic Asset Allocation Conservative Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Equity Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund	31,594,235	1,942,539	11,616,273	—	—	19,363,235
Putnam Money Market Fund	1,300,024	84,124	607,284	24	—	776,864

Totals	$46,630,342	$5,448,176	$18,009,565	$22,736	$—	$31,133,724
Market values are shown for those securities affiliated at period end.
Putnam RetirementReady 2025 Fund
Affiliates	Market value at beginning of reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at end of reporting period

Putnam Absolute Return 100 Fund	$1,876,429	$118,972	$671,856	$—	$—	$1,290,661
Putnam Absolute Return 300 Fund	2,291,528	275,023	789,620	—	—	1,703,880
Putnam Absolute Return 500 Fund	3,130,883	344,785	1,060,553	—	—	2,337,471
Putnam Absolute Return 700 Fund	6,986,821	433,174	2,458,622	—	—	4,739,219
Putnam Dynamic Asset Allocation Balanced Fund	20,705,185	2,914,005	6,828,159	99,537	—	15,814,580
Putnam Dynamic Asset Allocation Conservative Fund	—	476,587	137,090	665	—	354,283
Putnam Dynamic Asset Allocation Equity Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund	14,951,336	850,429	5,710,070	—	—	8,849,152
Putnam Money Market Fund	1,802,238	119,982	660,044	36	—	1,262,176

Totals	$51,744,420	$5,532,957	$18,316,014	$100,238	$—	$36,351,422
Market values are shown for those securities affiliated at period end.
Putnam RetirementReady 2020 Fund
Affiliates	Market value at beginning of reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at end of reporting period

Putnam Absolute Return 100 Fund	$2,307,408	$98,378	$704,993	$—	$—	$1,660,610
Putnam Absolute Return 300 Fund	4,120,325	314,492	1,271,132	—	—	3,031,801
Putnam Absolute Return 500 Fund	4,914,837	802,551	1,614,107	—	—	3,987,598
Putnam Absolute Return 700 Fund	6,727,782	272,922	2,289,035	—	—	4,491,579
Putnam Dynamic Asset Allocation Balanced Fund	26,075,092	1,156,163	8,638,193	123,626	—	17,107,666
Putnam Dynamic Asset Allocation Conservative Fund	2,463,355	1,621,018	1,115,436	13,015	—	2,940,069
Putnam Dynamic Asset Allocation Equity Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund	—	—	—	—	—	—
Putnam Money Market Fund	2,285,317	101,115	755,230	46	—	1,631,203

Totals	$48,894,116	$4,366,639	$16,388,126	$136,687	$—	$34,850,526
Market values are shown for those securities affiliated at period end.
Putnam RetirementReady 2015 Fund
Affiliates	Market value at beginning of reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at end of reporting period

Putnam Absolute Return 100 Fund	$2,414,382	$246,076	$888,874	$—	$—	$1,730,016
Putnam Absolute Return 300 Fund	5,065,750	695,916	1,892,811	—	—	3,708,710
Putnam Absolute Return 500 Fund	8,057,659	916,626	2,930,194	—	—	5,851,365
Putnam Absolute Return 700 Fund	3,502,207	164,479	1,539,222	—	—	2,008,515
Putnam Dynamic Asset Allocation Balanced Fund	9,987,942	507,718	4,296,935	46,890	—	5,600,311
Putnam Dynamic Asset Allocation Conservative Fund	8,764,380	1,496,334	3,294,412	40,751	—	6,741,571
Putnam Dynamic Asset Allocation Equity Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund	—	—	—	—	—	—
Putnam Money Market Fund	2,395,647	119,854	969,565	49	—	1,545,935

Totals	$40,187,967	$4,147,003	$15,812,013	$87,690	$—	$27,186,423
Market values are shown for those securities affiliated at period end.
Putnam Retirement Income Fund Lifestyle 1
Affiliates	Market value at beginning of reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Market value at end of reporting period

Putnam Absolute Return 100 Fund	$2,612,128	$224,828	$846,748	$—	$—	$1,944,828
Putnam Absolute Return 300 Fund	6,089,576	524,599	1,867,719	—	—	4,551,543
Putnam Absolute Return 500 Fund	8,717,716	779,992	2,628,314	—	—	6,645,853
Putnam Absolute Return 700 Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Balanced Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Conservative Fund	9,904,673	1,007,634	2,978,781	44,380	—	7,639,590
Putnam Dynamic Asset Allocation Equity Fund	—	—	—	—	—	—
Putnam Dynamic Asset Allocation Growth Fund	—	—	—	—	—	—
Putnam Money Market Fund	1,729,325	149,927	601,085	30	—	1,278,167

Totals	$29,053,418	$2,686,980	$8,922,647	$44,410	$—	$22,059,981
Market values are shown for those securities affiliated at period end.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three—level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1 – Valuations based on quoted prices for identical securities in active markets.
Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Investments in Securities

Fund	Level 1	Level 2	Level 3	Total
Putnam RetirementReady 2055 Fund	$170,169	$—	$—	$170,169
Putnam RetirementReady 2050 Fund	6,390,227	—	—	6,390,227
Putnam RetirementReady 2045 Fund	9,993,320	—	—	9,993,320
Putnam RetirementReady 2040 Fund	14,320,752	—	—	14,320,752
Putnam RetirementReady 2035 Fund	23,167,757	—	—	23,167,757
Putnam RetirementReady 2030 Fund	31,133,724	—	—	31,133,724
Putnam RetirementReady 2025 Fund	36,351,422	—	—	36,351,422
Putnam RetirementReady 2020 Fund	34,850,526	—	—	34,850,526
Putnam RetirementReady 2015 Fund	27,186,423	—	—	27,186,423
Putnam Retirement Income Fund Lifestyle 1	22,059,981	—	—	22,059,981
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam RetirementReady Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: December 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: December 29, 2011

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: December 29, 2011